Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Basic Earnings Per Share
The basic loss per common share is as follows:

			2018	2019	2020
Loss attributable to owners of the Company during the year			(83,188)	(884,721)	(217,871)

Weighted average number of shares in issue at S/1.00 each, at December 31,			665,835,490	822,213,119	871,917,855

Basic loss per share (in S/)	(	*)	(0.125)	(1.076)	(0.250)

			2018	2019	2020
Loss from continuing operations attributable to owners of the Company during the year			(73,506)	(884,721)	(217,871)

Weighted average number of shares in issue at S/1.00 each, at December 31,			665,835,490	822,213,119	871,917,855

Basic loss per share (in S/)	(	*)	(0.110)	(1.076)	(0.250)

(*)	The Corporation does not have common shares with dilutive effects As of December 31, 2018, 2019 and 2020.